LEASES - Schedule of Balance Sheet Lease Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets and Liabilities, Lessee [Abstract]
Operating lease right-of-use assets	$ 392,797	$ 368,632
Finance lease right-of-use assets	$ 29,177	40,739
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net of accumulated depreciation of $404,009 and $283,677, respectively
Current maturities of operating leases	$ 81,968	73,046
Operating leases, less current maturities	320,272	305,714
Finance lease liability, current	$ 6,609	$ 10,039
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of long-term debt, net	Current portion of long-term debt, net
Finance lease liability, noncurrent	$ 23,276	$ 30,680
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt, net	Long-term debt, net
Lease Agreement Transactions
Assets and Liabilities, Lessee [Abstract]
Current maturities of operating leases	$ 3,787	$ 1,254
Operating leases, less current maturities	22,194	12,553
Finance lease liability, current	1,053	0
Finance lease liability, noncurrent	895	0
Total lease liability, current	4,840	1,254
Total lease liability, non-current	$ 23,089	$ 12,553